Investments Accounted for Using the Equity Method (Investment in Joint Ventures) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
As at 1 January	¥ 4,527,133
Share of profit	44,779	¥ 46,172	¥ 43,552
As at 31 December	5,208,758	4,527,133
Joint ventures [member]
Disclosure of joint ventures [line items]
As at 1 January	229,868	212,249
Investment addition	0	7,979
Share of profit	44,779	46,172
Cash dividends distribution	(39,353)	(36,532)
As at 31 December	¥ 235,294	¥ 229,868	¥ 212,249